Segment Information - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of subsidiaries [line items]
Revenues	€ 48,422	€ 48,693	€ 52,008
Operating income	4,537	6,522	6,791
Acquisitions of right-of-use assets	1,284
Property, plant and equipment	32,228	33,295	34,225
Right-of-use assets	6,939	0		€ 7,870
Eliminations
Disclosure of subsidiaries [line items]
Revenues	(1,691)	(1,680)	(1,828)
OIBDA	(385)	(78)	(76)
Operating income	(112)	(35)	(38)
CapEx	(183)	(19)	€ (1)
Acquisitions of right-of-use assets	(122)
Property, plant and equipment	0	0
Right-of-use assets	(1,550)
Other companies | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Revenues	842	792
OIBDA	504	370
Operating income	255	245
CapEx	284	181
Acquisitions of right-of-use assets	88
Property, plant and equipment	1,145	1,116
Right-of-use assets	388
Other companies | Eliminations | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Revenues	€ 482	€ 458